Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Net foreign exchange losses	¥ (8,713)	¥ (13,832)	¥ (312,299)
Government grants and tax rebates (Note a)	14,334	41,417	58,013
Net gain on financial assets at fair value through profit or loss	14,140	20,007	30,687
(Loss)/gain on disposal of property and equipment and intangible asset	3,485	(6,058)	(6,198)
Remeasurement of redemption liability (Note 29(ii))			37,874
Net gains on derivatives	25,598	30,592	262,769
Impairment of goodwill (Note 15)	(131,901)
Others	(425)	(2,943)	516
Other income, gains or loss - net	¥ (83,482)	¥ 69,183	¥ 71,362